MORGAN STANLEY FEDERAL SECURITIES TRUST                   Two World Trade Center

LETTER TO THE SHAREHOLDERS April 30, 2001               New York, New York 10048

DEAR SHAREHOLDER:

During the six-month period ended April 30, 2001, the U.S. economy clearly lost much of the momentum that had characterized the last few years. As the Federal Reserve Board came to appreciate the extent of the economic slowdown, the central bank initiated a series of easing moves, beginning with two 50-basis-point rate cuts in January and following with two more, in March and April. (After the end of the reporting period, on May 15, the Fed made yet another 50-basis-point cut, bringing the federal funds rate down to 4.00 percent.)

As the fiscal year progressed, the extent of the slowdown became increasingly evident. Numerous companies issued profit warnings, and unemployment claims rose amid a growing list of layoff announcements. Much of the slowdown was the result of an inventory correction, notably in the telecommunications and technology sectors; consequently, manufacturing numbers were especially weak. Consumer confidence and discretionary spending also softened, but not to the same degree.

By the end of the period, economic data were showing some improvement. However, the consumer sector, which began slowing later than the manufacturing sector, appeared still to be softening. To some extent, the economic weakness that affected the United States has become a global phenomenon. Consequently, the central banks of a number of countries have cut interest rates. With the benefit of global monetary easing and prospective U.S. fiscal stimulus, most observers seem to believe that any further weakening of the economy will be limited.

Against this backdrop, U.S. interest rates dropped sharply during the first part of the reporting period before starting to rise on expectations for an improved outlook. On April 30, 2001, the 10-year U.S. Treasury note was

MORGAN STANLEY FEDERAL SECURITIES TRUST
yielding 5.34 percent, down 43 basis points from the beginning of the period but up from 4.90 percent at the end of February. Short-term rates fell even more, with the yield on the two-year Treasury note falling from 5.92 percent at the beginning of the period to 4.18 percent at the end of March before rising to
4.28 percent at the end of the period. Government agency and mortgage-backed security yields fell even further.

PERFORMANCE AND PORTFOLIO STRATEGY

On June 18, 2001, Morgan Stanley Dean Witter Federal Securities Trust was renamed Morgan Stanley Federal Securities Trust. For the six-month period ended April 30, 2001, the Funds's Class B shares produced a total return of 3.67 percent versus 5.52 percent for the Lehman Brothers U.S. Government Index*. During the same period, the Fund's Class A, C and D shares posted total returns of 3.91 percent, 3.54 percent and 3.99 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The Fund's underperformance relative to the Lehman Index can be attributed primarily to the Fund having less interest-rate exposure than the index as measured by duration.

The Fund ended the six-month period with net assets of $497.9 million and a weighted average duration of approximately 5.59 years. On April 30, 2001, the Fund held 61 percent of its portfolio in U.S. Treasury notes and bonds, 20 percent in mortgage-backed securities, 9 percent in government agency securities and 10 percent in cash equivalents.

LOOKING AHEAD

At the end of the reporting period, many market observers remained apprehensive about the consumer sector, because U.S. households lost approximately $3 trillion in equity-market wealth during the fiscal year. Soaring energy prices also remain a concern. We believe that economic growth will continue to be soft in the near future and that inflation will stay at acceptable levels. As always, adjustments to the Fund's maturity and portfolio composition will be made as conditions warrant and opportunities become available.

---------------------
*The Lehman Brothers U.S. Government Index is a broad-based measure of all U.S.
 government and Treasury securities. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY FEDERAL SECURITIES TRUST

We appreciate your ongoing support of Morgan Stanley Federal Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ C. FIUMEFREDDO                               /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY FEDERAL SECURITIES TRUST

FUND PERFORMANCE April 30, 2001


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

               CLASS A SHARES*
----------------------------------------------
PERIOD ENDED 4/30/01
-------------------------
1 Year                       9.96%(1) 5.28%(2)
Since Inception (7/28/97)    6.27%(1) 5.04%(2)

               CLASS C SHARES+
----------------------------------------------
PERIOD ENDED 4/30/01
-------------------------
1 Year                       9.25%(1)  8.25%(2)
Since Inception (7/28/97)    5.40%(1)  5.40%(2)

               CLASS B SHARES**
----------------------------------------------
PERIOD ENDED 4/30/01
-------------------------
1 Year                       9.40%(1) 4.40%(2)
5 Years                      5.91%(1) 5.60%(2)
10 Years                     6.34%(1) 6.34%(2)

               CLASS D SHARES++
----------------------------------------------
PERIOD ENDED 4/30/01
-------------------------
1 Year                      10.34%(1)
Since Inception (7/28/97)    6.04%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 4.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY FEDERAL SECURITIES TRUST

PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited)

PRINCIPAL                     DESCRIPTION
AMOUNT IN                         AND                          COUPON
THOUSANDS                    MATURITY DATE                      RATE        VALUE
-------------------------------------------------------------------------------------
            U.S. GOVERNMENT & AGENCY OBLIGATIONS (73.7%)
            U.S. Government Agencies (9.2%)
 $ 5,000    Federal National Mortgage Assoc. 12/24/07.......    6.48 %   $  5,023,250
   2,000    Federal National Mortgage Assoc. 05/15/30+......    7.25        2,176,800
  58,000    Resolution Funding Strip 07/15/08 - 01/15/09....    0.00       38,709,800
                                                                         ------------
                                                                           45,909,850
                                                                         ------------
            U.S. Treasury Bonds (42.1%)
  30,000    11/15/22........................................    7.625      36,162,000
  73,000    08/15/19 - 08/15/21+............................    8.125      91,783,190
  10,000    8/15/17.........................................    8.875      13,164,000
  18,600    08/15/13........................................   12.00       25,988,478
  30,000    11/15/11........................................   14.00       42,704,700
                                                                         ------------
                                                                          209,802,368
                                                                         ------------
            U.S. Treasury Note (22.4%)
  66,000    08/31/02........................................    6.25       67,727,220
  43,000    11/15/01........................................    7.50       43,766,260
                                                                         ------------
                                                                          111,493,480
                                                                         ------------
            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
            (Cost $378,156,688).......................................    367,205,698
                                                                         ------------

            MORTGAGE-BACKED SECURITIES (20.8%)
            Federal Home Loan Mortgage Corp. (2.5%)
   8,403    10/01/10 - 02/01/20.............................    9.50        8,762,822
   2,893    09/01/15 - 10/01/19.............................   10.00        3,002,877
     774    02/01/16 - 10/01/18.............................   10.50          826,778
                                                                         ------------
                                                                           12,592,477
                                                                         ------------
            Federal Home Loan Mortgage Corp. PC Gold (1.6%)
   7,699    02/01/23 - 02/01/31.............................    8.00        7,959,084
                                                                         ------------

            Federal National Mortgage Assoc. (10.0%)
  34,900    *...............................................    6.50       34,529,188
  12,113    05/01/24 - 09/01/30.............................    8.00       12,517,943
   1,808    01/01/22 - 04/01/25.............................    8.50        1,892,618
     601    09/01/16 - 05/01/20.............................    9.50          627,394
      67    03/01/16 - 02/01/18.............................    9.75           70,176
                                                                         ------------
                                                                           49,637,319
                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST

PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


PRINCIPAL                     DESCRIPTION
AMOUNT IN                         AND                          COUPON
THOUSANDS                    MATURITY DATE                      RATE        VALUE
-------------------------------------------------------------------------------------
            Government National Mortgage Assoc. (4.5%)
 $16,599    08/15/25 - 05/15/29.............................    6.50 %   $ 16,464,417
     438    01/15/29 - 08/15/29.............................    7.50          447,793
   4,914    10/15/19 - 10/15/24.............................    8.50        5,122,371
     354    05/15/16 - 11/15/20.............................   10.00          372,302
      38    09/15/18........................................   11.00           40,719
                                                                         ------------
                                                                           22,447,602
                                                                         ------------
            Government National Mortgage Assoc. II (2.2%)
   8,337    01/20/29 - 02/20/29.............................    6.50        8,250,872
   2,693    05/20/30........................................    8.00        2,778,711
                                                                         ------------
                                                                           11,029,583
                                                                         ------------
            TOTAL MORTGAGE-BACKED SECURITIES
            (Cost $102,598,930).......................................    103,666,065
                                                                         ------------

                                                      COUPON    MATURITY
                                                       RATE       DATE
                                                      -------   ---------
             SHORT-TERM INVESTMENTS (11.0%)
             REPURCHASE AGREEMENTS
  53,000     Joint repurchase agreement account
             (dated 04/30/01 proceeds $53,006,722)
             (a)
             (Cost $53,000,000).....................     4.566% 05/01/01     53,000,000

   1,823     The Bank of New York (dated 04/30/01;
             proceeds $1,823,707) (b)
             (Cost $1,823,486)......................     4.375  05/01/01      1,823,486
                                                                            -----------

             TOTAL SHORT-TERM INVESTMENTS
             (Cost $54,823,486)..........................................    54,823,486
                                                                            -----------

             TOTAL INVESTMENTS
             (Cost $535,579,104) (c)............................   105.5%
                                                                            525,695,249

             LIABILITIES IN EXCESS OF OTHER ASSETS...............   (5.5)
                                                                            (27,796,519)
                                                                   -----    -----------

             NET ASSETS.........................................   100.0%
                                                                            $497,898,730
                                                                   -----    ===========
                                                                   -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST

PORTFOLIO OF INVESTMENTS April 30, 2001 (unaudited) continued


---------------------
 + A portion of this security is segregated in connection with open futures contracts or securities purchased on a forward commitment basis.
 * Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(a) Collateralized by Federal Agency and U.S. Treasury obligations.
(b) Collateralized by $7,270,655 Federal Home Loan Mortgage Corp. 10.00% due 11/01/17 valued at $1,859,955.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,716,575 and the aggregate gross unrealized depreciation is $11,600,430, resulting in net unrealized depreciation of $9,883,855.

LONG (SHORT) FUTURES CONTRACTS OPEN AT APRIL 30, 2001:

                                             UNDERLYING
                          DESCRIPTION,          FACE        UNREALIZED
NUMBER OF                DELIVERY MONTH,       AMOUNT      APPRECIATION/
CONTRACTS  LONG/SHORT       AND YEAR          AT VALUE     DEPRECIATION
------------------------------------------------------------------------
   295        Long     U.S. Treasury Notes  $ 30,716,875     $(460,478)
                            June 2001
  (120)      Short     U.S. Treasury Bond    (12,453,750)      147,646
                            June 2001

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2001 (unaudited)
ASSETS:
Investments in securities, at value (cost $535,579,104).....  $525,695,249
Receivable for:
    Interest................................................     7,860,981
    Shares of beneficial interest sold......................     1,381,898
    Principal paydowns......................................       199,092
Prepaid expenses and other assets...........................        46,055
                                                               -----------
    TOTAL ASSETS............................................   535,183,275
                                                               -----------
LIABILITIES:
Payable for:
    Investments purchased...................................    34,791,058
    Shares of beneficial interest repurchased...............     1,461,494
    Plan of distribution fee................................       358,127
    Dividends and distributions to shareholders.............       271,189
    Investment management fee...............................       237,428
    Variation margin on future contracts....................        25,781
Accrued expenses............................................       139,468
                                                               -----------
    TOTAL LIABILITIES.......................................    37,284,545
                                                               -----------
    NET ASSETS..............................................  $497,898,730
                                                               ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $538,179,047
Net unrealized depreciation.................................   (10,196,687)
Accumulated undistributed net investment income.............           222
Accumulated net realized loss...............................   (30,083,852)
                                                               -----------
    NET ASSETS..............................................  $497,898,730
                                                               ===========
CLASS A SHARES:
Net Assets..................................................   $ 5,916,139
Shares Outstanding (unlimited authorized, $.01 par value)...       654,224
    NET ASSET VALUE PER SHARE...............................         $9.04
                                                              ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 4.44% of net asset value)........         $9.44
                                                              ============
CLASS B SHARES:
Net Assets..................................................  $472,284,241
Shares Outstanding (unlimited authorized, $.01 par value)...    52,970,801
    NET ASSET VALUE PER SHARE...............................         $8.92
                                                              ============
CLASS C SHARES:
Net Assets..................................................  $ 14,358,360
Shares Outstanding (unlimited authorized, $.01 par value)...     1,596,548
    NET ASSET VALUE PER SHARE...............................         $8.99
                                                              ============
CLASS D SHARES:
Net Assets..................................................  $  5,339,990
Shares Outstanding (unlimited authorized, $.01 par value)...       600,025
    NET ASSET VALUE PER SHARE...............................         $8.90
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST

STATEMENT OF OPERATIONS
For the six months ended April 30, 2001 (unaudited)
NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $17,694,275
                                                              -----------

EXPENSES
Plan of distribution fee (Class A shares)...................        6,010
Plan of distribution fee (Class B shares)...................    1,977,352
Plan of distribution fee (Class C shares)...................       48,968
Investment management fee...................................    1,347,280
Transfer agent fees and expenses............................      227,345
Shareholder reports and notices.............................       49,478
Registration fees...........................................       45,244
Custodian fees..............................................       38,314
Professional fees...........................................       37,779
Trustees' fees and expenses.................................        7,890
Other.......................................................       12,452
                                                              -----------

    TOTAL EXPENSES..........................................    3,798,112
                                                              -----------

    NET INVESTMENT INCOME...................................   13,896,163
                                                              -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments.............................................   14,591,469
    Futures contracts.......................................   (5,351,462)
    Options written.........................................       15,047
                                                              -----------

    NET GAIN................................................    9,255,054
                                                              -----------

Net change in unrealized depreciation.......................   (6,144,871)
                                                              -----------

    NET GAIN................................................    3,110,183
                                                              -----------

NET INCREASE................................................  $17,006,346
                                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX
                                                       MONTHS ENDED    FOR THE YEAR
                                                        APRIL 30,         ENDED
                                                           2001       OCTOBER 31, 2000
--------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................  $13,896,163      $ 31,802,192
Net realized gain....................................    9,255,054         1,431,092
Net change in unrealized depreciation................   (6,144,871)       (4,503,807)
                                                       ------------     ------------

    NET INCREASE.....................................   17,006,346        28,729,477
                                                       ------------     ------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares.......................................     (261,425)         (334,672)
Class B shares.......................................  (13,155,089)      (30,522,209)
Class C shares.......................................     (322,329)         (641,985)
Class D shares.......................................     (157,098)         (303,326)
                                                       ------------     ------------

    TOTAL DIVIDENDS..................................  (13,895,941)      (31,802,192)
                                                       ------------     ------------

Net increase (decrease) from transactions in shares
 of beneficial interest..............................   18,979,950       (82,892,591)
                                                       ------------     ------------

    NET INCREASE (DECREASE)..........................   22,090,355       (85,965,306)

NET ASSETS:
Beginning of period..................................  475,808,375       561,773,681
                                                       ------------     ------------
    END OF PERIOD
    (Including undistributed net investment income of
    $222 and $0, respectively).......................  $497,898,730     $475,808,375
                                                       ============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Federal Securities Trust (the "Fund"), formerly Morgan Stanley Dean Witter Federal Securities Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) futures contracts are valued at the latest sale price as of the close of the commodities exchange on which it trades unless the Trustees determine that such price does not reflect their market value, in which case it will be valued at fair value as determined by the Trustees; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that the sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors);

MORGAN STANLEY FEDERAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


and (5) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. OPTIONS AND FUTURES -- (1) Written options on debt obligations: When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; (2) Purchased options on debt obligations: When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security

MORGAN STANLEY FEDERAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid;

(3) Options on futures contracts: The Fund is required to deposit cash, U.S. Government securities or other liquid portfolio securities as "initial margin" and "variation margin" with respect to written call and put options on futures contracts. If a written option expires, the Fund realizes a gain. If a written call or put option is exercised, the premium received will decrease or increase the unrealized loss or gain on the futures contract. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying futures contract and the liability related to such option is extinguished; (4) Futures contracts: A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

MORGAN STANLEY FEDERAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.55% to the portion of daily net assets not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.475% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.45% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.425% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.40% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.375% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.35% to the portion of daily net assets exceeding $12.5 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $19,470,207 at April 30, 2001.

MORGAN STANLEY FEDERAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.15% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $195,301 and $2,416, respectively and received $9,108 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended April 30, 2001 were $436,558,563 and $483,043,324, respectively.

Transactions in written options for the six months ended April 30, 2001 were as follows:

                                                              CONTRACTS   PREMIUMS
                                                              ---------   ---------
Option contracts written, outstanding at beginning of the
 period.....................................................    --        $  --
Options written.............................................     500        392,228
Options closed..............................................    (300)      (213,774)
Options exercised...........................................    (200)      (178,454)
                                                                ----      ---------
Option contracts written, outstanding at end of the
 period.....................................................    --        $  --
                                                                ====      =========

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $4,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,891. At April 30, 2001, the Fund had an accrued pension liability of $53,816 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY FEDERAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                    FOR THE SIX                      FOR THE YEAR
                                                                   MONTHS ENDED                          ENDED
                                                                  APRIL 30, 2001                   OCTOBER 31, 2000
                                                            ---------------------------       ---------------------------
                                                                    (unaudited)
                                                              SHARES         AMOUNT             SHARES         AMOUNT
                                                            -----------   -------------       -----------   -------------
CLASS A SHARES
Sold......................................................    8,748,458   $  79,697,932         6,489,634   $  57,621,601
Reinvestment of dividends.................................       17,963         163,724            27,856         246,613
Redeemed..................................................   (8,749,105)    (78,830,836)       (6,454,550)    (57,263,299)
                                                            -----------   -------------       -----------   -------------
Net increase - Class A....................................      117,316       1,030,820            62,940         604,915
                                                            -----------   -------------       -----------   -------------
CLASS B SHARES
Sold......................................................   18,170,121     163,479,535        28,272,528     246,845,233
Reinvestment of dividends.................................      845,051       7,586,873         1,998,950      17,421,227
Redeemed..................................................  (17,600,660)   (158,225,538)      (39,670,884)   (345,885,470)
                                                            -----------   -------------       -----------   -------------
Net increase (decrease) - Class B.........................    1,414,512      12,840,870        (9,399,406)    (81,619,010)
                                                            -----------   -------------       -----------   -------------
CLASS C SHARES
Sold......................................................      989,851       9,023,139         1,907,176      16,921,690
Reinvestment of dividends.................................       22,770         206,259            45,607         401,053
Redeemed..................................................     (557,540)     (5,065,218)       (2,039,464)    (18,041,761)
                                                            -----------   -------------       -----------   -------------
Net increase (decrease) - Class C.........................      455,081       4,164,180           (86,681)       (719,018)
                                                            -----------   -------------       -----------   -------------
CLASS D SHARES
Sold......................................................      182,114       1,641,485         6,061,166      52,868,442
Reinvestment of dividends.................................       14,487         129,793            25,877         225,055
Redeemed..................................................      (92,126)       (827,198)       (6,222,581)    (54,252,975)
                                                            -----------   -------------       -----------   -------------
Net increase (decrease) - Class D.........................      104,475         944,080          (135,538)     (1,159,478)
                                                            -----------   -------------       -----------   -------------
Net increase (decrease) in Fund...........................    2,091,384   $  18,979,950        (9,558,685)  $ (82,892,591)
                                                            ===========   =============       ===========   =============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, or in the case of written options, to close out long or short positions in futures contracts, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative instruments").

These derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At April 30, 2001, the Fund had outstanding interest rate futures contracts.

MORGAN STANLEY FEDERAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS April 30, 2001 (unaudited) continued


7. FEDERAL INCOME TAX STATUS

At October 31, 2000, the Fund had a net capital loss carryover of approximately $34,797,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 in the following years:

                 AMOUNT IN THOUSANDS
------------------------------------------------------
        2002              2004       2007       2008
      --------          --------   --------   --------
       $31,124            $690      $2,381      $602
       =======            ====      ======      ====

At October 31, 2000, the Fund was required for Federal income tax purposes to defer approximately $4,758,000 of realized losses on certain closed options and futures contracts.

As of October 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on straddles.

8. CHANGE IN ACCOUNTING POLICY

Effective November 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and, as required, begin amortizing premiums on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in a decrease in the cost of securities and a corresponding increase to unrealized appreciation/depreciation based on securities held as of October 31, 2001.

MORGAN STANLEY FEDERAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                                  FOR THE SIX           FOR THE YEAR ENDED OCTOBER 31,            JULY 28, 1997*
                                                  MONTHS ENDED       -------------------------------------           THROUGH
                                                 APRIL 30, 2001        2000           1999          1998         OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                  (unaudited)
CLASS A SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period...........      $ 8.98           $ 9.01         $ 9.79        $ 9.45             $ 9.26
                                                     ------           ------         ------        ------             ------

Income (loss) from investment operations:
 Net investment income.........................        0.29             0.63           0.62          0.64               0.16
 Net realized and unrealized gain (loss).......        0.06            (0.03)         (0.78)         0.34               0.19
                                                     ------           ------         ------        ------             ------

Total income (loss) from investment
 operations....................................        0.35             0.60          (0.16)         0.98               0.35
                                                     ------           ------         ------        ------             ------

Less dividends from net investment income......       (0.29)           (0.63)         (0.62)        (0.64)             (0.16)
                                                     ------           ------         ------        ------             ------

Net asset value, end of period.................      $ 9.04           $ 8.98         $ 9.01        $ 9.79             $ 9.45
                                                     ======           ======         ======        ======             ======

TOTAL RETURN+..................................        3.91%(1)         6.97%         (1.66)%       10.75%              3.78%

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................        0.87%(2)(3)      0.82%(3)        0.91%(3)     0.93%(3)           0.92%

Net investment income..........................        6.35%(2)(3)      7.05%(3)        6.65%(3)     6.70%(3)           6.60%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........      $5,916           $4,821         $4,272        $4,894             $2,051

Portfolio turnover rate........................         101%(1)           64%             17%          13%                12%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST

                                            FOR THE SIX                          FOR THE YEAR ENDED OCTOBER 31,
                                            MONTHS ENDED       ------------------------------------------------------------------
                                           APRIL 30, 2001        2000           1999          1998         1997*           1996
---------------------------------------------------------------------------------------------------------------------------------
                                            (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period.....       $ 8.85           $ 8.87         $ 9.72        $ 9.36        $ 9.25         $ 9.49
                                                ------           ------         ------        ------        ------         ------

Income (loss) from investment operations:
 Net investment income...................         0.25             0.55           0.55          0.58          0.59           0.59
 Net realized and unrealized gain
   (loss)................................         0.07            (0.02)         (0.85)         0.36          0.11          (0.25)
                                                ------           ------         ------        ------        ------         ------

Total income (loss) from investment
 operations..............................         0.32             0.53          (0.30)         0.94          0.70           0.34
                                                ------           ------         ------        ------        ------         ------

Less dividends from net investment
 income..................................        (0.25)           (0.55)         (0.55)        (0.58)        (0.59)         (0.58)
                                                ------           ------         ------        ------        ------         ------

Net asset value, end of period...........       $ 8.92           $ 8.85         $ 8.87        $ 9.72        $ 9.36         $ 9.25
                                                ======           ======         ======        ======        ======         ======

TOTAL RETURN+............................         3.67%(1)         6.26%         (3.09)%       10.35%         7.89%          3.79%

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................         1.57%(2)(3)      1.57%(3)       1.55%(3)      1.54%(3)      1.53%          1.53%

Net investment income....................         5.65%(2)(3)      6.30%(3)       6.01%(3)      6.09%(3)      6.41%          6.31%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...............................     $472,284         $456,418       $540,916      $639,212      $623,049       $719,935

Portfolio turnover rate..................          101%(1)           64%            17%           13%           12%            10%

---------------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST

                                                                                                                  FOR THE PERIOD
                                                  FOR THE SIX           FOR THE YEAR ENDED OCTOBER 31,            JULY 28, 1997*
                                                  MONTHS ENDED       -------------------------------------           THROUGH
                                                 APRIL 30, 2001        2000           1999          1998         OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                  (unaudited)
CLASS C SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period...........       $ 8.93          $ 8.95         $ 9.80        $ 9.44             $ 9.26
                                                      ------          ------         ------        ------             ------

Income (loss) from investment operations:
 Net investment income.........................         0.25            0.56           0.56          0.58               0.15
 Net realized and unrealized gain (loss).......         0.06           (0.02)         (0.85)         0.36               0.18
                                                      ------          ------         ------        ------             ------

Total income (loss) from investment
 operations....................................         0.31            0.54          (0.29)         0.94               0.33
                                                      ------          ------         ------        ------             ------

Less dividends from net investment income......        (0.25)          (0.56)         (0.56)        (0.58)             (0.15)
                                                      ------          ------         ------        ------             ------

Net asset value, end of period.................       $ 8.99          $ 8.93         $ 8.95        $ 9.80             $ 9.44
                                                      ======          ======         ======        ======             ======

TOTAL RETURN+..................................         3.54%(1)        6.26%         (3.03)%       10.30%              3.54%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................         1.57%(2)(3)     1.57%(3)       1.55%(3)      1.54%(3)           1.52%(2)

Net investment income..........................         5.65%(2)(3)     6.30%(3)       6.01%(3)      6.09%(3)           5.86%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........      $14,358         $10,191        $10,995        $7,204               $721

Portfolio turnover rate........................          101%(1)          64%            17%           13%                12%

---------------------
 *  The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST

                                                                                                                  FOR THE PERIOD
                                                   FOR THE SIX           FOR THE YEAR ENDED OCTOBER 31            JULY 28, 1997*
                                                   MONTHS ENDED       ------------------------------------           THROUGH
                                                  APRIL 30, 2001        2000          1999          1998         OCTOBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
                                                   (unaudited)
CLASS D SHARES
SELECTED PER SHARE DATA:

Net asset value, beginning of period............      $ 8.84           $ 8.86        $ 9.69        $ 9.33             $ 9.26
                                                      ------           ------        ------        ------             ------

Income (loss) from investment operations:
 Net investment income..........................        0.29             0.63          0.63          0.66               0.17
 Net realized and unrealized gain (loss)........        0.06            (0.02)        (0.83)         0.36               0.07
                                                      ------           ------        ------        ------             ------

Total income (loss) from investment
 operations.....................................        0.35             0.61         (0.20)         1.02               0.24
                                                      ------           ------        ------        ------             ------

Less dividends from net investment income.......       (0.29)           (0.63)        (0.63)        (0.66)             (0.17)
                                                      ------           ------        ------        ------             ------

Net asset value, end of period..................      $ 8.90           $ 8.84        $ 8.86        $ 9.69             $ 9.33
                                                      ======           ======        ======        ======             ======

TOTAL RETURN+...................................        3.99%(1)         7.17%        (2.08)%       11.30%              2.62%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses........................................        0.72%(2)(3)      0.72%(3)      0.70%(3)      0.69%(3)           0.63%(2)

Net investment income...........................        6.50%(2)(3)      7.15%(3)      6.86%(3)      6.94%(3)           6.40%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.........      $5,340           $4,378        $5,590        $1,956                $69

Portfolio turnover rate.........................         101%(1)           64%           17%           13%                12%

---------------------
 *  The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

W. David Armstrong
Vice President

David S. Horowitz
Vice President

Paul F. O'Brien
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
FEDERAL
SECURITIES TRUST

Semiannual Report
April 30, 2001